Zevenbergen Growth Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 99.1%
	CONSUMER DISCRETIONARY ― 36.9%
7,800	Airbnb, Inc. (a)	$1,465,932
1,415	Amazon.com, Inc. (a)	4,378,123
26,750	Chegg, Inc. (a)	2,291,405
28,000	Chewy, Inc. (a)	2,371,880
500	Coursera, Inc. (a)	22,500
3,500	lululemon athletica inc. (a)	1,073,485
4,030	MercadoLibre, Inc. (a)	5,932,724
6,550	Netflix, Inc. (a)	3,416,873
28,250	Peloton Interactive, Inc. (a)	3,176,430
13,200	Tesla, Inc. (a)	8,816,676
9,100	The Trade Desk, Inc. (a)	5,930,106
75,325	Uber Technologies, Inc. (a)	4,105,966
		42,982,100
	FINANCIALS ― 1.6%
9,975	Goosehead Insurance, Inc.	1,069,120
8,950	Lemonade, Inc. (a)	833,514
		1,902,634
	HEALTH CARE ― 15.3%
23,350	Adaptive Biotechnologies Corporation (a)	940,071
9,500	Castle Biosciences, Inc. (a)	650,370
49,800	Exact Sciences Corporation (a)	6,562,644
39,000	GoodRx Holdings, Inc. (a)	1,521,780
10,460	Seagen Inc. (a)	1,452,476
24,525	Teladoc Health, Inc. (a)	4,457,419
8,300	Veeva Systems Inc. (a)	2,168,292
		17,753,052
	INDUSTRIALS ― 9.2%
32,650	Desktop Metal, Inc. (a)	486,485
9,100	Paylocity Holding Corporation (a)	1,636,453
15,350	PayPal Holdings, Inc. (a)	3,727,594
21,350	Square, Inc. (a)	4,847,517
		10,698,049

	REAL ESTATE ― 4.4%
39,850	Zillow Group, Inc. Class C (a)	5,166,154

	TECHNOLOGY ― 31.2%
6,855	Coupa Software Incorporated (a)	1,744,460
2,300	Fiverr International Ltd. ― ADR (a)	499,514
8,540	NVIDIA Corporation	4,559,762
19,525	Okta, Inc. (a)	4,303,896
17,425	QUALCOMM Incorporated	2,310,381
9,700	RingCentral, Inc. (a)	2,889,436
6,650	ServiceNow, Inc. (a)	3,325,731
6,550	Shopify Inc. (a)	7,247,575
45,250	Snap Inc. (a)	2,366,123
7,875	Snowflake Inc. (a)	1,805,580
20,100	Sprout Social, Inc. (a)	1,160,976
24,400	Unity Software Inc. (a)	2,447,564
5,285	Zoom Video Communications, Inc. (a)	1,698,018
		36,359,016
	TELECOMMUNICATIONS ― 0.5%
26,150	fuboTV Inc. (a)	578,438

	TOTAL COMMON STOCKS
	(Cost $74,197,138)	$115,439,443

	TOTAL INVESTMENTS ― 99.1% (Cost $74,197,138)	115,439,443
	Other Assets in Excess of Liabilities ― 0.9%	1,084,968
	TOTAL NET ASSETS ― 100.0%	$116,524,411

(a)	Non Income Producing.
ADR	American Depository Receipt.

Valuation of Investments (Unaudited)
The Zevenbergen Growth Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:
Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.
Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2021:

Zevenbergen Growth Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$115,439,443	$-	$-	$115,439,443
Total	$115,439,443	$-	$-	$115,439,443

Please refer to the Schedule of Investments for further classification.